Consolidated Balance Sheet - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Vessels held for sale	$ 0	$ 37,083,985
Cash and cash equivalents	55,952,873	40,109,382
Receivables, trade	23,148,782	26,189,316
Working capital advances	3,300,000	3,475,000
Prepayments	803,003	1,042,359
Advances and deposits	3,136,362	3,511,872
Other receivables	82,636	23,953
Inventories	7,339,252	3,969,483
Total current assets	93,762,908	115,405,350
Non-current assets
Vessels and equipment, net of accumulated depreciation of $76.2 million (2015: $59.7 million)	785,461,415	658,928,933
Deferred dry dock expenditure, net of accumulated amortization of $7.8 million (2015: $6.0 million)	3,232,293	3,730,374
Leasehold improvements, net of accumulated depreciation of $42k)	488,561	0
Other non-current assets, net of accumulated depreciation of $0.4 million (2015: $0.2 million)	697,546	432,951
Total non-current assets	789,879,815	662,792,258
TOTAL ASSETS	883,642,723	778,197,608
Current liabilities
Payables, trade	14,448,043	12,482,540
Charter revenue received in advance	507,780	1,192,317
Other payables	5,354	144,932
Accrued interest on loans	2,067,991	1,752,226
Current portion of long-term debt	41,827,480	27,014,500
Current portion of capital lease obligations	159,028	26,771,911
Total current liabilities	59,015,676	69,358,426
Non-current liabilities
Non-current portion of long-term debt	411,385,626	361,227,904
Non-current portion of capital lease obligations	8,971,622	0
Total non-current liabilities	420,357,248	361,227,904
Equity
Share capital ($0.01 par value, 250,000,000 shares authorized, 33,575,611 issued and 33,089,864 outstanding at December 31, 2016 and 26,329,711 issued and 26,210,311 outstanding at December 31, 2015	340,613	263,297
Additional paid in capital	405,279,257	338,226,370
Treasury stock (485,747 shares at December 31, 2016 and 119,400 shares at December 31, 2015)	(4,272,477)	(1,278,546)
Accumulated surplus/(deficit)	2,922,406	10,400,157
Total equity	404,269,799	347,611,278
TOTAL LIABILITIES AND EQUITY	$ 883,642,723	$ 778,197,608